Share-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share-based Compensation
15.	Share-based Compensation

On October 26, 2016, the Company’s Board of Directors approved the issuance of up to 25,000 shares of the Company’s common stock in the form of restricted stock or options (“2016 Stock Plan”). Effective January 20, 2017, the 2016 Stock Plan was amended and restated as the SG Blocks, Inc. Stock Incentive Plan, as further amended effective June 1, 2018 and as further amended on July 30, 2020 and as further amended on August 18, 2021, and as further amended on October 5, 2023, (the “Incentive Plan”). The Incentive Plan authorizes the issuance of up to 8,625,000 shares of common stock.  It authorizes the issuance of equity-based awards in the form of stock options, stock appreciation rights, restricted shares, restricted share units, other share-based awards and cash-based awards to non-employee directors and to officers, employees and consultants of the Company and its subsidiary, except that incentive stock options may only be granted to the Company’s employees and its subsidiary’s employees. The Incentive Plan expires on October 26, 2026, and is administered by the Company’s Compensation Committee of the Board of Directors. Each of the Company’s employees, directors, and consultants are eligible to participate in the Incentive Plan. As of September 30, 2023, there were 0 shares of common stock available for issuance under the Incentive Plan.

Stock-Based Compensation Expense

Stock-based compensation expense is included in the condensed consolidated statements of operations as follows:

	Nine Months Ended September 30,
	2023	2022
Payroll and related expenses	$3,210,631	$1,874,857
Total	$3,210,631	$1,874,857

	Three Months Ended September 30,
	2023	2022
Payroll and related expenses	$—	$594,694
Total	$—	$594,694

The following table presents total stock-based compensation expense by security type included in the condensed consolidated statements of operations:

	Nine Months Ended September 30,
	2023	2022
Stock options	$—	$—
Restricted Stock Units	$3,210,631	$1,874,857
Total	$3,210,631	$1,874,857

	Three Months Ended September 30,
	2023	2022
Stock options	$—	$—
Restricted Stock Units	$—	$594,694
Total	$—	$594,694

Stock-Based Option Awards

The Company has issued no stock-based options during the nine months ended September 30, 2023 or 2022.

Because the Company does not have significant historical data on employee exercise behavior, the Company uses the “Simplified Method” to calculate the expected life of the stock-based option awards granted to employees. The simplified method is calculated by averaging the vesting period and contractual term of the options.

The following table summarizes stock-based option activities and changes during the nine months ended September 30, 2023 as described below:

	Shares	Weighted Average Fair Value Per Share	Weighted Average Exercise Price Per Share	Weighted Average Remaining Terms (in years)	Aggregate Intrinsic Value
Outstanding – December 31, 2022	36,436	24.80	78.71	4.34	—
Granted	—	—	—	—	—
Exercised	—	—	—	—	—
Cancelled	—	—	—	—	—
Outstanding – September 30, 2023	36,436	24.80	78.71	3.84	—
Exercisable – December 31, 2022	36,436	24.80	78.71	4.34	—
Exercisable – September 30, 2023	36,436	24.80	78.71	3.84	—

For the three months ended September 30, 2023 and 2022, the Company recognized stock-based compensation expense of $0 and $0, respectively, related to stock options. For the nine months ended September 30, 2023 and 2022, the Company recognized stock-based compensation expense of $0 and $0, respectively, related to stock options. This expense is included in payroll and related expenses in the accompanying condensed consolidated statements of operations.

As of September 30, 2023, there was no unrecognized compensation costs related to non-vested stock options and all options have been expensed. The intrinsic value is calculated as the difference between the fair value of the stock price at year end and the exercise price of each of the outstanding stock options. The fair value of the stock price at September 30, 2023 was $0.60 per share.

Restricted Stock Units

During 2022, a total of 1,045,000 of restricted stock units were granted to Mr. Galvin and seven employees of the Company, under the Company’s stock-based compensation plan, at the fair value ranging from $1.30 to $2.24 per share, which represents the closing price of the Company’s common stock at the date of grant. The restricted stock units granted vest quarterly over two years from the anniversary of the grant date. The fair value of these units upon issuance amounted to $1,843,000.

On November 18, 2022, a total of 80,000 of restricted stock units were granted to four of the Company’s non-employee directors, under the Company’s stock-based compensation plan, at the fair value of $1.30 per share, which represents the closing price of the Company’s common stock on November 18, 2022. The restricted stock units granted vest in equal quarterly installments over a two-year period.

During the three months ended June 30, 2023, a total of 316,834 of restricted stock units were granted to Mr. Galvin and six employees of the Company under the Company’s stock-based compensation plan, at the fair value of $0.85 to $1.01 per share, which represents the closing price of the Company’s common stock at the grant date. The restricted stock units granted vest in equal quarterly installments over a two-year period.

On April 4, 2023, a total of 268,166 of restricted stock units were granted to five of the Company’s non-employee directors, under the Company’s stock-based compensation plan, at the fair value of $1.01 per share, which represents the closing price of the Company’s common stock on April 4, 2023. The restricted stock units granted vest in equal quarterly installments over a two-year period

As of September 30, 2023, all outstanding restricted stock vesting has been accelerated and there are no unvested restricted stock units.

For the three months ended September 30, 2023 and 2022, the Company recognized stock-based compensation of $0 and $594,694 related to restricted stock units. For the nine months ended September 30, 2023 and 2022, the Company recognized stock-based compensation of $3,210,631 and $1,874,857 related to restricted stock units. This expense is included in the payroll and related expenses, general and administrative expenses, and marketing and business development expense in the accompanying condensed consolidated statement of operations. As of September 30, 2023, there was no unrecognized compensation costs related to non-vested restricted stock units.

The following table summarized restricted stock unit activities during the nine months ended September 30, 2023:

Number of Shares
Non-vested balance at January 1, 2023	1,190,935
Granted	585,000
Vested	(1,775,935)
Forfeited/Expired	—
Non-vested balance at September 30, 2023	—

19.	Share-based Compensation

On October 26, 2016, the Company’s Board of Directors approved the issuance of up to 25,000 shares of the Company’s common stock in the form of restricted stock or options (“2016 Stock Plan”). Effective January 20, 2017, the 2016 Stock Plan was amended and restated as the SG Blocks, Inc. Stock Incentive Plan, as further amended effective June 1, 2018 and as further amended on July 30, 2020 and as further amended on August 18, 2021, (the “Incentive Plan”). The Incentive Plan authorizes the issuance of up to 3,625,000 shares of common stock.  It authorizes the issuance of equity-based awards in the form of stock options, stock appreciation rights, restricted shares, restricted share units, other share-based awards and cash-based awards to non-employee directors and to officers, employees and consultants of the Company and its subsidiary, except that incentive stock options may only be granted to the Company’s employees and its subsidiary’s employees. The Incentive Plan expires on October 26, 2026, and is administered by the Company’s Compensation Committee of the Board of Directors. Each of the Company’s employees, directors, and consultants are eligible to participate in the Incentive Plan. As of December 31, 2022, there were 376,060 shares of common stock available for issuance under the Incentive Plan.

Stock-based compensation expense is included in the consolidated statements of operations as follows:

	Year Ended December 31,
	2022	2021
Payroll and related expenses	$2,798,844	$1,647,391
General and administrative expenses	—	—
Total	$2,798,844	$1,647,391

The following table presents total stock-based compensation expense by security type included in the consolidated statements of operations:

	Year Ended December 31,
	2022	2021
Stock options	$—	$2,666
RSUs	2,798,844	1,644,725
Total	$2,798,844	$1,647,391

Because the Company does not have significant historical data on employee exercise behavior, the Company uses the “Simplified Method” to calculate the expected life of the stock-based option awards granted to employees. The simplified method is calculated by averaging the vesting period and contractual term of the options.

The following table summarizes stock-based option activities and changes during the years ended December 31, 2022 and 2021, as described below:

	Shares	Weighted Average Fair Value Per Share	Weighted Average Exercise Price Per Share	Weighted Average Remaining Terms (in years)	Aggregate Intrinsic Value
Outstanding – December 31, 2020	36,436	$35.54	$78.71	6.34	$—
Granted	—	—	—
Exercised	—	—	—
Cancelled	—	—	—
Outstanding – December 31, 2021	36,436	$24.80	$78.71	5.34	$—
Granted	—	—	—
Exercised	—	—	—
Cancelled	—	—	—
Outstanding – December 31, 2022	36,436	24.80	78.71	4.34	$—
Exercisable – December 31, 2021	36,436	24.80	78.71	5.34	—
Exercisable – December 31, 2022	36,436	$24.80	$78.71	4.34	$—

For the years ended December 31, 2022 and December 31, 2021, the Company recognized stock-based compensation expense of $0 and $2,666, respectively, related to stock options. This expense is included in payroll and related expenses in the accompanying consolidated statements of operations.

As of December 31, 2022, there was no unrecognized compensation costs related to non-vested stock options and all options have been expensed. The intrinsic value is calculated as the difference between the fair value of the stock price at year end and the exercise price of each of the outstanding stock options. The fair value of the stock price at December 31, 2022 was $1.28 per share.

Restricted Stock Units

On March 22, 2019, a total of 15,703 of restricted stock units were granted to Mr. Galvin, Mr. Armstrong, Mr. Shetty, six employees and one consultant of the Company, under the Company’s stock-based compensation plan, at the fair value of $54.00 per share, which represents the closing price of the Company’s common stock on February 26, 2019. Restricted stock units granted to Mr. Galvin, Mr. Armstrong, Mr. Shetty, and an aggregate of six employees and one consultant of 6,139, 772, 5,729 and an aggregate of 3,063, respectively, vest in installments over either a one-year, two-year, three-year and four-year period and will fully vest by the end of December 31, 2022. The fair value of these units upon issuance amounted to $847,957.

On January 15, 2019 and February 26, 2019, a total of 526 of restricted stock units were granted to two of the Company’s non-employee directors, under the Incentive Plan, at the calculated fair value of $58.80 and $55.20 per share, respectively, which represents the average closing price of the Company’s common stock for the ten trading days immediately preceding and including the grant date. The restricted stock units granted on January 15, 2019 will vest on January 15, 2020, subject to each individual’s continued service as a director of the Company through such date, and are payable six months after the termination of the director from the Company’s Board of Directors or death or disability. The restricted stock units granted on February 26, 2019 vest on the earlier of (A) the first anniversary of the date of the grant or (B) the date of the 2019 annual meeting of the Company’s stockholders subject to each individual’s continued service as a director of the Company through such date, and are payable six months after the termination of the director from the Board of Directors or death or disability.

Effective June 5, 2019, a total of 9,189 of restricted stock units were granted to the Company’s non-employee directors, under the Company’s stock-based compensation plan, at the calculated fair value of $16.40 per share, which represents the average closing price of the Company’s common stock for the ten trading days immediately preceding and including the grant date. Restricted stock units granted to directors on June 5, 2019 vest on the earlier of (A) the first anniversary of the date of the grant or (B) the date of the annual meeting of the Company’s stockholders that occurs in the year immediately following the date of the grant; and are payable six months after the termination of the director from the Board or death or disability.

On April 14, 2020, a total of 35,331 of restricted stock units were granted to Mr. Galvin, Mr. Armstrong, Mr. Sheeran, five employees and two consultants of the Company, under the Company’s stock-based compensation plan, at the fair value of $4.76 per share, which represents the closing price of the Company’s common stock on April 14, 2020. Restricted stock units granted to Mr. Galvin, Mr. Armstrong, Mr. Sheeran, and an aggregate of five employees and one consultant of 11,331, 1,000, 3,000 and an aggregate of 8,000, respectively, will vest in full on the first anniversary of the vesting commencement date and one consultant received 12,000 restricted stock units that vested immediately on April 15, 2020. The fair value of these units upon issuance amounted to $168,176.

On April 14, 2020, a total of 12,000 of restricted stock units were granted to three of the Company’s non-employee directors, under the Incentive Plan, at the calculated fair value of $4.76 per share, which represents the closing price of the Company’s common stock on April 14, 2020. The restricted stock units granted on April 14, 2020 will fully vest on April 14, 2021, subject to each individual’s continued service as a director of the Company through such date, and are payable six months after the termination of the director from the Company’s Board of Directors or death or disability. The fair value of these units upon issuance amounted to $57,120.

On September 23, 2020, a total of 425,000 of restricted stock units were granted to Mr. Armstrong, Mr. Sheeran, seven employees and one consultant of the Company, under the Company’s stock-based compensation plan, at the fair value of $1.81 per share, which represents the closing price of the Company’s common stock on September 23, 2020. Restricted stock units granted to Mr. Armstrong, Mr. Sheeran, and an aggregate of seven employees and one consultant of 50,000, 75,000 and an aggregate of 300,000, respectively, and 1/3 will vest on September 23, 2020, 1/3 on the one year anniversary of the grant date and 1/3 on the two year anniversary of the grant date. The fair value of these units upon issuance amounted to $769,250.

On November 11, 2020, a total of 46,826 of restricted stock units were granted to three of the Company’s non-employee directors, under the Incentive Plan, at the calculated fair value of $2.39 per share, which represents the closing price of the Company’s common stock on November 11, 2020. The restricted stock units granted on November 11, 2020 will vest 1/2 on November 11, 2020 and 1/2 on the one year anniversary of the grant date, subject to each individual’s continued service as a director of the Company through such date, and are payable six months after the termination of the director from the Company’s Board of Directors or death or disability. The fair value of these units upon issuance amounted to $111,920.

On December 9, 2020, a total of 372,000 of restricted stock units were granted to Mr. Galvin, under the Company’s stock-based compensation plan, at the fair value of $3.28 per share, which represents the closing price of the Company’s common stock on December 9, 2020. Restricted stock units granted to Mr. Galvin will vest 1/2 on December 9, 2020 and 1/2 on the first year anniversary of the grant date. The fair value of these units upon issuance amounted to $1,220,160.

On October 1, 2021, a total of 1,214,500 of restricted stock units were granted to Mr. Galvin, Mr. Rogers, Mr. Armstrong, Mr. Sheeran, thirteen employees and three consultant of the Company, under the Company’s stock-based compensation plan, at the fair value of $3.38 per share, which represents the closing price of the Company’s common stock on October 1, 2021. Restricted stock units granted to Mr. Galvin, Mr. Armstrong, Mr. Sheeran, and an aggregate of thirteen employees and two consultant of 350,000, 40,000, 100,000 and an aggregate of 475,000, respectively, vesting quarterly over two years from the anniversary of the grant date. Restricted stock units granted to Mr. Rogers and one consultant of 37,500 and 12,000 vest upon issuance date. Restricted stock units granted to Mr. Rogers of 200,000 vest monthly over a two-year period. The fair value of these units upon issuance amounted to $4,105,010.

On October 1, 2021, a total of 59,170 of restricted stock units were granted to five of the Company’s non-employee directors, under the Company’s stock-based compensation plan, at the fair value of $3.38 per share, which represents the closing price of the Company’s common stock on October 1, 2021. The restricted stock units granted October 1, 2021 vesting monthly over one year and, if earlier, in full on the date of the Company’s 2022 Annual Meeting of Stockholders.

On December 7, 2021, a total of 62,500 of restricted stock units were granted to five of the Company’s non-employee advisory directors, under the Company’s stock-based compensation plan, at the fair value of $2.36 per share, which represents the closing price of the Company’s common stock on December 7, 2021. The restricted stock units granted vest in equal monthly installments over one year period.

During 2022, a total of 1,045,000 of restricted stock units were granted to Mr. Galvin and seven employees of the Company, under the Company’s stock-based compensation plan, at the fair value ranging from $1.30 to $2.24 per share, which represents the closing price of the Company’s common stock at the date of grant. The restricted stock units granted vest quarterly over two years from the anniversary of the grant date. The fair value of these units upon issuance amounted to $1,843,000.

On November 18, 2022, a total of 80,000 of restricted stock units were granted to four of the Company’s non-employee directors, under the Company’s stock-based compensation plan, at the fair value of $1.30 per share, which represents the closing price of the Company’s common stock on November 18, 2022. The restricted stock units granted vest in equal quarterly installments over a two-year period.

For the year ended December 31, 2022 and 2021, the Company recognized stock-based compensation of $2,798,844 and $1,644,725 related to restricted stock units. This expense is included in the payroll and related expenses and general and administrative expenses in the accompanying consolidated statement of operations. As of December 31, 2022, there was a total of $1,686,599 in unrecognized compensation costs related to non-vested restricted stock units.

The following table summarized restricted stock unit activities during the year ended December 31, 2022:

Number of Shares
Non-vested balance at January 1, 2022	1,274,137
Granted	1,125,000
Vested	(890,122)
Forfeited/Expired	(125,118)
Non-vested balance at December 31, 2022	1,383,897